UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21401

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6325 La Valle Plateada P.O. Box 205 Rancho Santa Fe, CA (Address of principal executive offices)	92067 (Zip code)

Harvey Neiman

Neiman Funds

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Neiman Large Cap Value Fund

		Schedule of Investments
		December 31, 2006 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS
Auto Controls For Regulating Residential & Commercial Environments
1,000	Honeywell International Inc.		$ 45,240	1.97%

Construction Machinery & Equipment
800	Caterpillar, Inc.		49,064	2.14%

Crude Petroleum & Natural Gas
1,000	Anadarko Petroleum Corp.		43,520
1,000	Apache Corp.		66,510
1,200	Devon Energy Corp.		80,496
1,200	EnCana Corp.		55,140
500	EOG Resources, Inc.		31,225
3,600	Talisman Energy Inc.		61,164
			338,055	14.76%

Drilling Oil & Gas Wells
1,000	Globalsantafe Corp.		58,780	2.57%

Electric & Other Services
1,600	Exelon Corp.		99,024	4.32%

Electric Services
2,000	American Electric Power Co. Inc.		85,160
1,000	Entergy Corp.		92,320
2,000	Southern Co.		73,720
			251,200	10.97%

Electronic & Other Electrical
2,000	General Electric Co.		74,420	3.25%

Food and Kindred Products
600	Altria Group		51,492	2.25%

Lumber & Wood Products
1,500	Weyerhaeuser Co.		105,975	4.63%

Metal Mining
500	Freeport-McMoRan Copper & Gold Inc.		27,865	1.22%

National Commercial Banks
500	Citigroup Inc.		27,850	1.21%

Oil & Gas Field Machinery & Equipment
500	Baker Hughes Inc.		37,330	1.63%

Oil & Gas Field Services
1,600	BJ Services Co.		46,912
2,000	Halliburton Co.		62,100
			109,012	4.76%

Petroleum Refining
1,000	Chevron Corp.		73,530
1,500	Exxon Mobil Corp.		114,945
1,000	Suncor Energy Inc.		78,910
			267,385	11.67%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,600	duPont (E.I) deNemours & Co.		77,936	3.40%

Primary Smelting & Refining of Nonferrous Metals
1,000	Phelps Dodge Corp.		119,720	5.23%

Radiotelephone Communications
3,000	SK Telecom Co. Ltd.		79,440	3.47%

Retail - Eating Places
1,500	McDonald's Corp.		66,495	2.90%

Total for Common Stocks (Cost $1,719,186)			$ 1,886,283	82.35%

UNIT INVESTMENT TRUSTS
1,000	Diamonds Trust, Series 1 (Cost $121,190)		124,410	5.43%

Cash Equivalents
108,533	Fidelity Money Market Pt Cl Sel Rate 5.16% ***		108,533
88,273	First American Prime Obligation Fund Cl Y Rate 4.92% ***		88,273
81,883	First American Government Obligation Fund Cl Y Rate 4.89% ***		81,883
103,369	Short Term Investments Trust Treasury Portfolio Rate 5.14% ***		103,368
Total for Cash Equivalents (Cost $382,058)			382,058	16.68%

	Total Investments		2,392,751	104.46%
	(Identified Cost $2,222,434)

	Liabilities in Excess of Other Assets		(102,079)	-4.46%

	Net Assets		$ 2,290,672	100.00%

Neiman Large Cap Value Fund

		Schedule of Written Options
	December 31, 2006 (Unaudited)
Underlying Security		Shares Subject	Fair Value
Expiration Date/Exercise Price		to Call

Altria Group
January 2007 Calls @ 85.00		600	$ 1,050

Anadarko Petroleum Corp.
January 2007 Calls @ 50.00		1,000	50

Apache Corp.
January 2007 Calls @ 80.00		1,000	50

Baker Hughes Inc.
January 2007 Calls @ 80.00		500	175

BJ Services Co.
January 2007 Calls @ 35.00		800	40
January 2007 Calls @ 45.00		800	40
			80

Caterpillar, Inc.
January 2007 Calls @ 70.00		800	40

Citigroup, Inc.
January 2007 Calls @ 50.00		500	3,000

Chevron Corp.
January 2007 Calls @ 70.00		1,000	4,400

Devon Energy Corp.
January 2007 Calls @ 70.00		1,200	720

Diamonds Trust
January 2007 Calls @ 123.00		1,000	2,350

duPont E.I. DeNemours & Co.
January 2007 Calls @ 42.50		1,600	10,320

EnCana Corp.
January 2007 Calls @ 60.00		600	30

Entergy Corp.
January 2007 Calls @ 80.00		1,690	13,000

EOG Resources, Inc.
January 2007 Calls @ 75.00		500	25

Exelon Corp.
January 2007 Calls @ 65.00		800	120
January 2007 Calls @ 60.00		800	1,880
			2,000

Exxon Mobil Corp.
April 2007 Calls @ 80.00		500	1,250
January 2007 Calls @ 70.00		1,000	7,000
			8,250

Freeport-McMoRan Copper & Gold Inc.
January 2007 Calls @ 70.00		500	25

General Electric Co.
January 2007 Calls @ 35.00		2,000	4,800

Globalsantafe Corp.
January 2007 Calls @ 60.00		500	725
January 2007 Calls @ 70.00		500	25
			750

Halliburton Co.
January 2007 Calls @ 45.00		1,000	50

Honeywell, Inc.
January 2007 Calls @ 40.00		1,000	5,400

McDonald's Corp.
March 2007 Calls @ 42.50		1,500	4,350

Phelps Dodge Corp.
January 2007 Calls @ 90.00		1,000	30,000

Suncor Energy Inc.
January 2007 Calls @ 80.00		500	875
January 2007 Calls @ 95.00		500	25
			900

Weyerhaeuser Co.
January 2007 Calls @ 65.00		1,000	6,000
April 2007 Calls @ 70.00		500	2,350
			8,350

Total (Premiums Received $49,525)			$ 100,165

* Non-Income Producing Securities
** ADR - American Depository Receipt
*** Variable Rate Security: The Yield Rate shown represents the rate at December 31, 2006.

NOTES TO FINANCIAL STATEMENTS

NEIMAN LARGE CAP VALUE FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at December 31, 2006 was $2,222,434. At December 31, 2006, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

        $221,865

     ($102,188)                                   $119,677

Item 1. Schedule of Investments.

Neiman Small Cap Value Fund

	Schedule of Investments
	December 31, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Electric Housewares & Fans
600	Helen of Troy Ltd. *	$ 14,556	2.76%

Fire, Marine & Casualty Insurance
700	First Acceptance Corp. *	7,504
400	Midland Co.	16,780
300	Safety Insurance Group Inc.	15,213
400	State Auto Financial Corp.	13,872
400	United America Indemnity, Ltd *	10,132
		63,501	12.06%

General Industry Machinery & Equipment
400	Gardner Denver Inc. *	14,924	2.83%

Life Insurance
300	Delphi Financial Group Inc.	12,138
500	FBL Financial Group Inc.	19,540
		31,678	6.02%

Miscellaneous Electrical Machinery
300	Rofin-Sinar Technologies Inc. *	18,138	3.44%

Miscellaneous Products of Petroleum & Coal
600	Headwaters Inc. *	14,376	2.73%

National Commercial Banks
200	First Community Bancorp.	10,454	1.99%

Printed Circuit Boards
300	Benchmark Electronics Inc. *	7,308	1.39%

Radiotelephone Communications
300	Golden Telecom Inc. **	14,052	2.67%

Real Estate
300	W P Carey & Co. LLC	9,021	1.71%

Retai - Miscellaneous Retail
500	Cash America International Inc.	23,450	4.45%

Retail - Variety Stores
900	Tuesday Morning Corp.	13,995	2.66%

Savings Institution, Federally Chartered
400	Umpqua Holdings Corp.	11,772	2.24%

Semiconductors & Related Devices
700	OmniVision Technologies Inc. *	9,555	1.82%

Services- Personal Services
300	Jackson Hewitt Tax Service Inc.	10,191	1.94%

Steel Works
600	Steel Dynamics Inc.	19,470	3.70%

Surety Insurance
200	Triad Guaranty Inc. *	10,974	2.08%

Surgical & Medical Instruments
400	Orthofix International * **	20,000	3.80%

Water Transportation
400	Nordic American Tanker Shipping Ltd. **	13,660	2.59%

Wholesale - Metals Service Centers & Offices
400	Reliance Steel & Aluminum Co.	15,752	2.99%

Wholesale - Miscellaneous Durable Goods
400	RC2 Corp. *	17,600	3.34%

Wholesale - Professional & Commercial Equipment & Supplies
800	Global Imaging Systems Inc. *	17,560	3.33%

Total for Common Stocks (Cost $313,677)		$ 381,987	72.54%

Cash Equivalents
19,528	Fidelity Money Market Pt Cl Sel Rate 5.16% ***	19,528
21,988	First American Prime Obligation Fund Cl Y Rate 4.92% ***	21,988
19,528	First American Government Obligation Fund Cl Y Rate 4.89% ***	19,528
21,805	Short Term Investments Trust Treasury Portfolio Rate 5.14% ***	21,805
6,578	Income Cash	6,578
52,169	Principal Cash	52,169
Total for Cash Equivalents (Cost $141,596)		141,596	26.89%

	Total Investments	523,583	99.43%
	(Identified Cost $455,273)

	Other Assets in Excess of Liabilities	2,992	0.57%

	Net Assets	$ 526,575	100.00%

* Non-Income Producing Securities
** ADR - American Depository Receipt
*** Variable Rate Security; The Yield Rate shown represents the rate at December 31, 2006
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

NEIMAN SMALL CAP VALUE FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at December 31, 2006 was $455,273. At December 31, 2006, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

        $70,607                          ($2,297)                                    $68,310

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By : /s/ Harvey Neiman

      Harvey Neiman

      President

Date:                2/27/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Harvey Neiman

      Harvey Neiman

      President

Date:                2/27/2007

By : /s/ Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:                      2/23/07